CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and deposits in banks		$ 1,452,922	$ 2,279,389
Cash items in process of collection		668,145	495,283
Trading investments		485,736	396,987
Investments under resale agreements			6,736
Financial derivative contracts		2,238,647	2,500,782
Interbank loans, net		162,213	268,672
Loans and accounts receivable from customers, net		26,772,544	26,147,154
Available for sale investments		2,574,546	3,388,906
Investments in associates and other companies	[1]	27,585	23,780
Intangible assets		63,219	58,085
Property, plant, and equipment		242,547	257,379
Deferred taxes		371,091	359,600
Other assets		764,410	847,272
TOTAL ASSETS		35,823,605	37,030,025
LIABILITIES
Deposits and other demand liabilities		7,768,166	7,539,315
Cash items in process of being cleared		486,726	288,473
Obligations under repurchase agreements		268,061	212,437
Time deposits and other time liabilities		11,913,945	13,151,709
Financial derivative contracts		2,139,488	2,292,161
Interbank borrowings		1,698,357	1,916,368
Issued debt instruments		709,365	7,326,372
Other financial liabilities		242,030	240,016
Current taxes		6,435	29,294
Deferred taxes		9,663	7,686
Provisions		303,798	292,210
Other liabilities		745,363	795,785
TOTAL LIABILITIES		32,675,685	34,091,826
Attributable to the equity holders of the Bank:
Capital		891,303	891,303
Reserves		1,781,818	1,640,112
Valuation adjustments		(2,312)	6,640
Retained earnings
Retained earnings from prior years		41,267	37,551
Income for the year		562,801	476,067
Minus: Provision for mandatory dividends		(168,840)	(142,815)
Retained earnings		435,228	370,803
Attributable to the equity holders of the Bank		3,106,037	2,908,858
Non-controlling interest		41,883	29,341
TOTAL EQUITY		3,147,920	2,938,199
TOTAL LIABILITIES AND EQUITY		$ 35,823,605	$ 37,030,025

[1]	Investments in associates and other companies do not have market prices.